Document and Entity Information	12 Months Ended
Dec. 31, 2018
Entity Registrant Name	DPL INC
Entity Central Index Key	0000787250
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false